UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(913) 660-0778

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2018

Date of reporting period: 12/31/2017

COGNIOS® FUNDS

COGNIOS LARGE CAP VALUE FUND
Investor Class COGLX
Institutional Class COGVX

COGNIOS LARGE CAP GROWTH FUND
Investor Class COGGX
Institutional Class COGEX

SEMI-ANNUAL
DECEMBER 31, 2017

Table of Contents

1-888-553-4233 | www.cogniosfunds.com

Semi-Annual Report | December 31, 20173

Cognios Large Cap Value Fund

Portfolio UpdateDecember 31, 2017 (Unaudited)

Performance (as of December 31, 2017)

	One Year	Since Inception(a)
Cognios Large Cap Value Fund Investor Class shares	16.06%	15.12%
Cognios Large Cap Value Fund Institutional Class shares	16.24%	15.31%
S&P 500® Total Return Index(b)	21.83%	21.20%
Russell 1000® Value Total Return Index(c)	13.66%	17.20%

(a)The Cognios Large Cap Value Fund (the “Value Fund”) commenced operations on October 3, 2016.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 1000® Value Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Value Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 30, 2017 for the Funds were as follows:

Cognios Large Cap Value Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.52%
Cognios Large Cap Value Fund Investor Class Shares, after fee waivers or expense reimbursements	1.10%
Cognios Large Cap Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.27%
Cognios Large Cap Value Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.85%

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Cognios Large Cap Value Fund

Portfolio Update (continued)December 31, 2017 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% through at least October 31, 2018. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2017 were 1.51% and 1.26% for the Value Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2017.

The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	1.13%
Communications	6.22%
Consumer, Cyclical	20.33%
Consumer, Non-Cyclical	29.55%
Energy	0.55%
Financials	1.35%
Industrials	17.26%
Technology	10.42%
Utilities	9.61%
Cash, Cash Equivalents, & Other Net Assets	3.58%
TOTAL	100.00%

Semi-Annual Report | December 31, 20175

Cognios Large Cap Value Fund

Portfolio Update (continued)December 31, 2017 (Unaudited)

Top Ten Portfolio Holdings (% of Net Assets)*

Raytheon Co.	3.55%
McDonald’s Corp.	2.96%
General Mills, Inc.	2.69%
Michael Kors Holdings Ltd.	2.58%
AutoZone, Inc.	2.43%
VeriSign, Inc.	2.41%
Fiserv, Inc.	2.27%
L3 Technologies, Inc.	2.15%
CA, Inc.	2.15%
Kimberly-Clark Corp.	2.02%

*The percentages in the above tables are based on the portfolio holdings of the Value Fund as of December 31, 2017 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

6www.cogniosfunds.com

Cognios Large Cap Growth Fund

Portfolio UpdateDecember 31, 2017 (Unaudited)

Performance (as of December 31, 2017)

	One Year	Since Inception(a)
Cognios Large Cap Growth Fund Investor Class shares	25.54%	22.00%
Cognios Large Cap Growth Fund Institutional Class shares	25.81%	22.27%
Russell 1000® Total Return Index(b)	21.69%	21.10%
Russell 1000® Growth Total Return Index(c)	30.21%	25.03%

(a)The Cognios Large Cap Growth Fund (the “Growth Fund”) commenced operations on October 3, 2016.

(b)The Russell 1000® Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and consists of the largest 1000 companies in the Russell 3000 Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Growth Total Return Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the The Russell 1000® Total Return Index and the Russell 1000® Growth Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Growth Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 30, 2017 for the Funds were as follows:

Cognios Large Cap Growth Fund Investor Class Shares, gross of fee waivers or expense reimbursements	3.42%
Cognios Large Cap Growth Fund Investor Class Shares, after fee waivers or expense reimbursements	1.15%
Cognios Large Cap Growth Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	3.17%
Cognios Large Cap Growth Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.90%

Semi-Annual Report | December 31, 20177

Cognios Large Cap Growth Fund

Portfolio Update (continued)December 31, 2017 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.90% through at least October 31, 2018. Subject to approval by the Growth Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2017 were 2.49% and 2.24% for the Growth Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2017.

The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depositary Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. The Growth Fund may also invest up to 20% in issuers of any size.

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Communications	12.17%
Consumer, Cyclical	13.13%
Consumer, Non-Cyclical	23.70%
Financials	16.90%
Industrials	7.05%
Technology	23.07%
Cash, Cash Equivalents, & Other Net Assets	3.98%
TOTAL	100.00%

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Cognios Large Cap Growth Fund

Portfolio Update (continued)December 31, 2017 (Unaudited)

Top Ten Portfolio Holdings (% of Net Assets)*

Apple, Inc.	5.76%
Amazon.com, Inc.	5.49%
Square, Inc. - Class A	3.95%
McDonald’s Corp.	3.85%
Home Depot, Inc.	3.79%
Adobe Systems, Inc.	3.65%
Kroger Co.	3.35%
L Brands, Inc.	3.34%
MSCI, Inc.	3.19%
Citigroup, Inc.	3.15%

*The percentages in the above tables are based on the portfolio holdings of the Growth Fund as of December 31, 2017 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedule of Investments.

Cognios Funds

Disclosure of Fund ExpensesDecember 31, 2017 (Unaudited)

Semi-Annual Report | December 31, 20179

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the Period from 07/01/17 through 12/31/17

	Beginning Account Value (07/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2017)	Expenses Paid During Period
Value Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+10.36%)	$ 1,000.00	1.10%	$ 1,103.60	$ 5.83(a)
Institutional Class Shares (+10.43%)	$ 1,000.00	0.85%	$ 1,104.30	$ 4.51(a)
Growth Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+14.32%)	$ 1,000.00	1.15%	$ 1,143.20	$ 6.21(a)
Institutional Class Shares (+14.47%)	$ 1,000.00	0.90%	$ 1,144.70	$ 4.87(a)

(a)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Cognios Funds

Disclosure of Fund Expenses (continued)December 31, 2017 (Unaudited)

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Expenses and Value of a $1,000 Investment for the Period from 07/01/17 through 12/31/17

	Beginning Account Value (07/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2017)	Expenses Paid During Period
Value Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$ 1,000.00	1.10%	$ 1,019.70	$ 5.60(b)
Institutional Class Shares	$ 1,000.00	0.85%	$ 1,020.90	$ 4.33(b)
Growth Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$ 1,000.00	1.15%	$ 1,019.40	$ 5.85(b)
Institutional Class Shares	$ 1,000.00	0.90%	$ 1,020.70	$ 4.58(b)

(a)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on the Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201711

Cognios Large Cap Value Fund

Schedules of InvestmentsDecember 31, 2017 (Unaudited)

	Shares	Values
COMMON STOCK - 96.42%
Basic Materials - 1.13%
LyondellBasell Industries NV - Class A	425	$46,886
Newmont Mining Corp.	2,568	96,351
Sherwin-Williams Co.	322	132,033
		275,270
Communications - 6.22%
Alphabet, Inc. - Class A (a)	317	333,928
AT&T, Inc.	5,393	209,680
F5 Networks, Inc. (a)	2,229	292,489
Motorola Solutions, Inc.	978	88,352
VeriSign, Inc. (a)	5,109	584,674
		1,509,123
Consumer, Cyclical - 20.33%
Alaska Air Group, Inc.	298	21,906
American Airlines Group, Inc.	1,354	70,449
AutoZone, Inc. (a)	830	590,437
Bed Bath & Beyond, Inc.	903	19,857
Best Buy Co., Inc.	1,311	89,764
Chipotle Mexican Grill, Inc. (a)	324	93,646
Darden Restaurants, Inc.	2,291	219,982
Delta Air Lines, Inc.	1,264	70,784
Ford Motor Co.	4,631	57,841
Gap, Inc.	692	23,569
Home Depot, Inc.	693	131,344
Kohl’s Corp.	1,273	69,035
L Brands, Inc.	4,962	298,812
Marriott International, Inc. - Class A	1,323	179,571
McDonald’s Corp.	4,172	718,085
Michael Kors Holdings Ltd. (a)	9,962	627,108
NIKE, Inc. - Class B	3,534	221,052
Nordstrom, Inc.	733	34,729
Ralph Lauren Corp.	1,230	127,539
Ross Stores, Inc.	1,516	121,659
Tapestry, Inc.	4,490	198,593
Target Corp.	3,366	219,631
TJX Cos., Inc.	4,144	316,850
Ulta Beauty, Inc. (a)	534	119,434

The accompanying notes are an integral part of these financial statements.

12www.cogniosfunds.com

Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2017 (Unaudited)

	Shares	Values
Consumer, Cyclical - 20.33% (continued)
United Continental Holdings, Inc.	869	$58,571
Walmart, Inc.	2,400	237,000
		4,937,248
Consumer, Non-cyclical - 29.55%
AbbVie, Inc.	1,509	145,935
Altria Group, Inc.	1,426	101,831
AmerisourceBergen Corp.	479	43,982
Baxter International, Inc.	1,417	91,595
Campbell Soup Co.	6,664	320,605
Centene Corp. (a)	227	22,900
Church & Dwight Co., Inc.	3,908	196,064
Cigna Corp.	1,075	218,322
Clorox Co.	3,180	472,993
Conagra Brands, Inc.	5,729	215,811
Constellation Brands, Inc. - Class A	947	216,456
Cooper Cos., Inc.	805	175,393
DaVita, Inc. (a)	5,471	395,280
Dr Pepper Snapple Group, Inc.	2,165	210,135
Edwards Lifesciences Corp. (a)	966	108,878
Endo International PLC (a)	2,130	16,507
General Mills, Inc.	11,016	653,139
Gilead Sciences, Inc.	4,943	354,116
H&R Block, Inc.	7,263	190,436
HCA Healthcare, Inc.	1,656	145,463
Hormel Foods Corp.	6,051	220,196
Humana, Inc.	96	23,815
JM Smucker Co.	1,781	221,271
Kellogg Co.	4,199	285,448
Kimberly-Clark Corp.	4,059	489,759
McCormick & Co., Inc.	2,028	206,673
McKesson Corp.	239	37,272
Philip Morris International, Inc.	3,735	394,603
Quest Diagnostics, Inc.	2,187	215,398
Sysco Corp.	3,669	222,818
Tyson Foods, Inc. - Class A	2,957	239,724
UnitedHealth Group, Inc.	523	115,301
Varian Medical Systems, Inc. (a)	1,871	207,962
		7,176,081

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201713

Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2017 (Unaudited)

	Shares	Values
Energy - 0.55%
Andeavor	253	$28,928
Apache Corp.	305	12,877
Baker Hughes a GE Co.	686	21,705
Diamond Offshore Drilling, Inc. (a)	1,151	21,397
Transocean Ltd. (a)	4,593	49,053
		133,960
Financials - 1.35%
Alliance Data Systems Corp.	148	37,515
Everest Re Group Ltd.	449	99,346
Public Storage	918	191,862
		328,723
Industrials - 17.26%
3M Co.	1,619	381,064
AMETEK, Inc.	1,874	135,809
Amphenol Corp. - Class A	1,417	124,413
CH Robinson Worldwide, Inc.	5,330	474,850
Expeditors International of Washington, Inc.	1,507	97,488
FLIR Systems, Inc.	4,805	224,009
L3 Technologies, Inc.	2,640	522,324
Lockheed Martin Corp.	638	204,830
Northrop Grumman Corp.	870	267,012
Raytheon Co.	4,593	862,795
Republic Services, Inc.	3,046	205,940
Stericycle, Inc. (a)	2,654	180,445
TransDigm Group, Inc.	708	194,431
United Parcel Service, Inc. - Class B	2,659	316,820
		4,192,230
Technology - 10.42%
Accenture PLC - Class A	1,419	217,235
Apple, Inc.	1,641	277,706
CA, Inc.	15,680	521,830
Dun & Bradstreet Corp.	482	57,074
Fiserv, Inc. (a)	4,198	550,484
HP, Inc.	2,231	46,873
International Business Machines Corp.	1,901	291,651
KLA-Tencor Corp.	1,459	153,297
Microsoft Corp.	753	64,412

The accompanying notes are an integral part of these financial statements.

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Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2017 (Unaudited)

	Shares	Values
Technology - 10.42% (continued)
Oracle Corp.	4,917	$232,476
Synopsys, Inc. (a)	1,378	117,461
		2,530,499
Utilities - 9.61%
AES Corp.	4,770	51,659
Ameren Corp.	3,324	196,083
American Electric Power Co, Inc.	2,741	201,655
CMS Energy Corp.	4,146	196,106
Consolidated Edison, Inc.	2,355	200,057
DTE Energy Co.	829	90,742
Entergy Corp.	1,153	93,843
Eversource Energy	3,187	201,355
Exelon Corp.	2,935	115,668
FirstEnergy Corp.	7,919	242,480
PG&E Corp.	1,930	86,522
Public Service Enterprise Group, Inc.	4,191	215,836
SCANA Corp.	3,520	140,026
Sempra Energy	933	99,756
WEC Energy Group, Inc.	3,040	201,947
		2,333,735

TOTAL COMMON STOCK (Cost $21,036,392)		23,416,869

TOTAL INVESTMENTS - 96.42% (Cost $21,036,392)		$23,416,869
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 3.58%		868,626
NET ASSETS - 100%		$24,285,495

Percentages are stated as a percent of net assets.

(a)Non-income producing security

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201715

Cognios Large Cap Growth Fund

Schedules of InvestmentsDecember 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.02%
Communications - 12.17%
Alphabet, Inc. - Class A (a)	614	$646,788
Amazon.com, Inc. (a)	1,223	1,430,262
Cisco Systems, Inc.	14,861	569,176
Facebook, Inc. - Class A (a)	2,969	523,910
		3,170,136
Consumer, Cyclical - 13.13%
Foot Locker, Inc.	11,977	561,482
Home Depot, Inc.	5,207	986,883
L Brands, Inc.	14,430	868,975
McDonald’s Corp.	5,825	1,002,599
		3,419,939
Consumer, Non-cyclical - 23.70%
Avery Dennison Corp.	3,849	442,096
Baxter International, Inc.	5,627	363,729
Cigna Corp.	2,132	432,988
Estee Lauder Cos., Inc.	5,705	725,904
Fresenius Medical Care AG & Co. KGaA - ADR	8,234	432,697
JM Smucker Co.	4,225	524,914
Kroger Co.	31,814	873,294
Novo Nordisk A/S - ADR	9,925	532,675
PayPal Holdings, Inc. (a)	5,775	425,155
ResMed, Inc.	4,603	389,828
Square, Inc. - Class A (a)	29,700	1,029,699
		6,172,979
Financials - 16.90%
Affiliated Managers Group, Inc.	1,554	318,958
Ally Financial, Inc.	18,878	550,482
American Express Co.	4,914	488,009
Bank of America Corp.	16,180	477,634
Cboe Global Markets, Inc.	5,473	681,881
Citigroup, Inc.	11,035	821,114
Mastercard, Inc. - Class A	4,096	619,971
Morgan Stanley	8,460	443,896
		4,401,945

The accompanying notes are an integral part of these financial statements.

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Cognios Large Cap Growth Fund

Schedules of Investments (continued)December 31, 2017 (Unaudited)

	Shares	Fair Value
Industrials - 7.05%
Caterpillar, Inc.	3,538	$557,518
Honeywell International, Inc.	5,188	795,632
IDEX Corp.	3,661	483,142
		1,836,292
Technology - 23.07%
Accenture PLC - Class A	4,242	649,408
Adobe Systems, Inc. (a)	5,422	950,151
Apple, Inc.	8,871	1,501,239
Fiserv, Inc. (a)	2,331	305,664
Microchip Technology, Inc.	5,760	506,189
Micron Technology, Inc. (a)	11,459	471,194
Microsoft Corp.	9,257	791,844
MSCI, Inc.	6,570	831,368
		6,007,057

TOTAL COMMON STOCK (Cost $24,441,112)		25,008,348

TOTAL INVESTMENTS - 96.02% (Cost $24,441,112)		$25,008,348
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.98%		1,035,851
NET ASSETS - 100%		$26,044,199

Percentages are stated as a percent of net assets.

(a)Non-income producing security

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201717

Cognios Funds

Statements of Assets and LiabilitiesDecember 31, 2017 (Unaudited)

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund
Assets:
Investments, at value	$23,416,869	$25,008,348
Cash and cash equivalents	851,925	6,303,086
Due from adviser	1,134	1,671
Receivables:
Interest	320	1,271
Dividends	32,509	1,045
Prepaid expenses	3,958	866
Total assets	24,306,715	31,316,287

Liabilities:
Payables:
Investment securities purchased	9,244	5,256,524
Accrued distribution (12b-1) fees	7	95
Due to administrator	3,748	4,498
Accrued expenses	8,221	10,971
Total liabilities	21,220	5,272,088
Net Assets	$24,285,495	$26,044,199

Sources of Net Assets:
Paid-in capital	$19,871,969	$25,410,911
Undistributed (distributions in excess of) net investment income	1,985	(2,090)
Undistributed accumulated net realized gain on investments	2,031,064	68,142
Net unrealized appreciation on investments	2,380,477	567,236
Total Net Assets (Unlimited shares of beneficial interest authorized)	$24,285,495	$26,044,199

Total Investments, at cost	$21,036,392	$24,441,112

Investor Class Shares:
Net assets	$17,287	$2,516,364
Shares Outstanding (Unlimited shares of beneficial interest authorized)	1,740	214,501
Net Asset Value, Offering and Redemption Price Per Share	$9.94	$11.73

Institutional Class Shares:
Net assets	$24,268,208	$23,527,835
Shares Outstanding (Unlimited shares of beneficial interest authorized)	2,441,160	2,002,257
Net Asset Value, Offering and Redemption Price Per Share	$9.94	$11.75

The accompanying notes are an integral part of these financial statements.

18www.cogniosfunds.com

Cognios Funds

Statements of OperationsDecember 31, 2017

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund
	For the Six Month Period Ended December 31, 2017	For the Six Month Period Ended December 31, 2017
	(Unaudited)	(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $0 and $701, respectively)	$344,373	$32,924
Interest	1,821	1,742
Total investment income	346,194	34,666

Expenses:
Advisory fees (Note 5)	120,889	21,975
Distribution (12b-1) fees - Investor Class	18	117
Accounting and transfer agent fees and expenses	57,453	15,044
Legal fees	10,335	4,285
Compliance officer fees	9,075	493
Audit fees	8,042	8,042
Trustee fees and expenses	7,431	7,431
Pricing fees	5,546	2,571
Registration and filing fees	4,997	1,073
Custodian fees	4,033	3,529
Miscellaneous	1,009	1,513
Shareholder network fees	2,026	2,026
Insurance	1,019	827
Reports to shareholders	353	353
Total expenses	232,226	69,279
Less: fees waived and expenses reimbursed	(76,131)	(42,414)
Net expenses	156,095	26,865

Net investment income	190,099	7,801

Realized and unrealized gain:
Net realized gain on:
Investments	1,357,860	168,853
In-kind redemptions	1,055,435	—
Net realized gain on investments	2,413,295	168,853

Net change in unrealized appreciation on:
Investments	629,328	394,448
Net change in unrealized appreciation	629,328	394,448

Net realized and unrealized gain on investments	3,042,623	563,301

Net increase in net assets resulting from operations	$3,232,722	$571,102

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201719

Cognios Funds

Statements of Changes in Net AssetsDecember 31, 2017

	Cognios Large Cap Value Fund
	For the Six Month Period Ended December 31, 2017	For the Period Ended June 30, 2017(a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$190,099	$238,796
Net realized gain on investments	2,413,295	163,064
Net change in unrealized appreciation on investments	629,328	1,751,149
Net increase in net assets resulting from operations	3,232,722	2,153,009

Distributions to shareholders from:
Net investment income - Investor Class	(256)	(1)
Net investment income - Institutional Class	(393,869)	(30,777)
Net realized capital gains - Investor Class	(2,618)	—
Net realized capital gains - Institutional Class	(3,647,389)	—
Total distributions	(4,044,132)	(30,778)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	(15,427,007)	38,353,688
Increase (decrease) in net assets	(16,238,417)	40,475,919

Net Assets:
Beginning of period (Note 1)	40,525,919	50,000
End of period	$24,287,502	$40,525,919
Undistributed net investment income	$1,985	$208,018

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

20www.cogniosfunds.com

Cognios Funds

Statements of Changes in Net AssetsDecember 31, 2017

	Cognios Large Cap Growth Fund
	For the Six Month Period Ended December 31, 2017	For the Period Ended June 30, 2017(a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$7,801	$15,110
Net realized gain on investments	168,853	238,124
Net change in unrealized appreciation on investments	394,448	172,788
Net increase in net assets resulting from operations	571,102	426,022

Distributions to shareholders from:
Net investment income - Investor Class	(339)	(4)
Net investment income - Institutional Class	(20,271)	(2,884)
Net realized capital gains - Investor Class	(9,500)	—
Net realized capital gains - Institutional Class	(463,600)	—
Total distributions	(493,710)	(2,888)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	21,010,376	4,484,800
Increase in net assets	21,087,768	4,907,934

Net Assets:
Beginning of period (Note 1)	4,957,934	50,000
End of period	$26,045,702	$4,957,934
Undistributed (distributions in excess of) net investment income	$(2,090)	$12,222

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201721

Cognios Funds

Financial HighlightsDecember 31, 2017

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Large Cap Value Fund
	Investor Class
	For the Six Month Period Ended December 31, 2017(a)		For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79		$10.00
Investment Operations:
Net investment income	0.08		0.04
Net realized and unrealized gain on investments	1.04		0.75
Total from investment operations	1.12		0.79
Distributions:
From net investment income	(0.18)		0.00	(b)
From net realized capital gains	(1.79)		—
Total distributions	(1.97)		0.00
Net Asset Value, End of Period	$9.94		$10.79
Total Return(c)	10.36%	(d)	7.92%	(d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17		$11
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.51%	(e)	1.52%	(e)
After fees waived and expenses reimbursed	1.10%	(e)	1.10%	(e)
Ratio of net investment income:
Before fees waived and expenses reimbursed	0.35%	(e)	0.37%	(e)
After fees waived and expenses reimbursed	0.76%	(e)	0.79%	(e)
Portfolio turnover rate	48%	(d)	24%	(d)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Net investment income distributed by the Investor Class was less than $0.005 per share during the period ended June 30, 2017.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)Not annualized.

(e)Annualized.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)December 31, 2017

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Large Cap Value Fund
	Institutional Class
	For the Six Month Period Ended December 31, 2017(a)		For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.80		$10.00
Investment Operations:
Net investment income	0.19		0.06
Net realized and unrealized gain on investments	0.93		0.75
Total from investment operations	1.12		0.81
Distributions:
From net investment income	(0.19)		(0.01)
From net realized capital gains	(1.79)		—
Total distributions	(1.98)		(0.01)
Net Asset Value, End of Period	$9.94		$10.80
Total Return(b)	10.43%	(c)	8.09%	(c)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,268		$40,514
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.26%	(d)	1.27%	(d)
After fees waived and expenses reimbursed	0.85%	(d)	0.85%	(d)
Ratio of net investment income:
Before fees waived and expenses reimbursed	0.60%	(d)	0.62%	(d)
After fees waived and expenses reimbursed	1.01%	(d)	1.04%	(d)
Portfolio turnover rate	48%	(c)	24%	(c)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201723

Cognios Funds

Financial Highlights (continued)December 31, 2017

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Large Cap Growth Fund
	Investor Class
	For the Six Month Period Ended December 31, 2017(a)		For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.19		$10.00
Investment Operations:
Net investment income	0.02		0.02
Net realized and unrealized gain on investments	1.59		1.18
Total from investment operations	1.61		1.20
Distributions:
From net investment income	(0.04)		(0.01)
From net realized capital gains	(1.03)		—
Total distributions	(1.07)		(0.01)
Net Asset Value, End of Period	$11.73		$11.19
Total Return(b)	14.32%	(c)	11.98%	(c)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,516		$10
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	2.49%	(d)	3.42%	(d)
After fees waived and expenses reimbursed	1.15%	(d)	1.15%	(d)
Ratio of net investment income (loss):
Before fees waived and expenses reimbursed	(1.39)%	(d)	(1.97)%	(d)
After fees waived and expenses reimbursed	(0.05)%	(d)	0.30%	(d)
Portfolio turnover rate	78%	(c)	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)December 31, 2017

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Large Cap Growth Fund
	Institutional Class
	For the Six Month Period Ended December 31, 2017(a)		For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.20		$10.00
Investment Operations:
Net investment income	0.02		0.04
Net realized and unrealized gain on investments	1.61		1.17
Total from investment operations	1.63		1.21
Distributions:
From net investment income	(0.05)		(0.01)
From net realized capital gains	(1.03)		—
Total distributions	(1.08)		(0.01)
Net Asset Value, End of Period	$11.75		$11.20
Total Return(b)	14.47%	(c)	12.14%	(c)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$23,528		$4,948
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	2.24%	(d)	3.17%	(d)
After fees waived and expenses reimbursed	0.90%	(d)	0.90%	(d)
Ratio of net investment income (loss):
Before fees waived and expenses reimbursed	(1.14)%	(d)	(1.72)%	(d)
After fees waived and expenses reimbursed	0.20%	(d)	0.55%	(d)
Portfolio turnover rate	78%	(c)	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)Not annualized.

(d)Annualized.

Semi-Annual Report | December 31, 201725

Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cognios Large Cap Value Fund (the “Value Fund”) and the Cognios Large Cap Growth Fund (the “Growth Fund”), (collectively, the “Funds”) are each a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Each Fund’s investment objective is long-term growth of capital. The Funds are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Funds’ investment adviser is Cognios Capital, LLC (the “Adviser”).

The Funds each have two classes of shares, Investor Class Shares and Institutional Class Shares. Each Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016.

Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of its Fund.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)Non-Diversified Funds – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

c)Federal Income Taxes – The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of certain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed each Fund’s tax positions taken on all open tax years (tax year ended June 30, 2017) and expected to be taken as of and during the six month period ended December 31, 2017, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended December 31, 2017, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

d)Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

e)Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the six month period ended December 31, 2017.

f)Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust may be allocated equally across the funds, or to the individual funds based on each fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular fund are allocated entirely to that fund.

g)Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2. INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Semi-Annual Report | December 31, 201727

Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2017:

Categories(a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock(b)	$23,416,869	-	-	$23,416,869
Total Investments in Securities	$23,416,869	-	-	$23,416,869
Growth Fund:
Common Stock(b)	$25,008,348	-	-	$25,008,348
Total Investments in Securities	$25,008,348	-	-	$25,008,348

(a)As of and during the six month period ended December 31, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the six month period ended December 31, 2017.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds during the six month period ended December 31, 2017 were as follows:

Value Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	585	(184)		279	680
Value	$6,500	$(2,027)		$2,775	$7,248
Institutional Class Shares
Shares	30,211	(1,748,424	)(a)	406,565	(1,311,648)
Value	$334,137	$ (19,809,651	)(a)	$4,041,259	$(15,434,255)

Growth Fund:	Sold	Redeemed	Reinvested	Net Increase
Investor Class Shares
Shares	213,026	(46)	657	213,637
Value	$2,515,729	$(547)	$7,747	$2,522,929
Institutional Class Shares
Shares	1,531,480	(11,755)	40,760	1,560,485
Value	$18,148,470	$(142,392)	$481,369	$18,487,447

Semi-Annual Report | December 31, 201729

Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

(a)Represents an in-kind redemption paid on November 13, 2017, which represented 46.21% of the Value Fund’s net assets. A pro-rata portion of the Value Fund’s portfolio investments were transferred as payment of the in-kind redemption per procedures adopted by the Trust’s Board of Trustees.

Transactions in shares of capital stock for the Funds during the period from October 3, 2016 (commencement of operations) through June 30, 2017 were as follows:

Value Fund:	Contributions In-Kind	Sold	Redeemed	Reinvested*	Net Increase
Investor Class Shares
Shares	-	560	-	-	560
Value	$-	$6,000	$-	$1	$6,001
Institutional Class Shares
Shares	3,655,631	89,725	(4)	2,956	3,748,308
Value	$37,397,104	$919,847	$(41)	$30,777	$38,347,687

Growth Fund:	Contributions In-Kind	Sold	Redeemed	Reinvested*	Net Increase
Investor Class Shares
Shares	-	364	-	-	364
Value	$-	$4,000	$-	$4	$4,004
Institutional Class Shares
Shares	148,562	288,432	-	278	437,272
Value	$1,485,622	$2,992,289	$-	$2,885	$4,480,796

*Dividend reinvestments were 0.108 shares for the Value Fund’s Investor Class Shares and 0.355 shares for the Growth Fund’s Investor Class Shares.

4. INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Value Fund	$17,162,903	$36,638,993
Growth Fund	25,884,421	6,202,628

There were no government securities purchased or sold during the period.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of each Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Value Fund	0.65%	$ 120,889
Growth Fund	0.70%	21,975

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through October 31, 2018:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Value Fund	0.85%	$76,131	$-
Growth Fund	0.90%	21,975	20,439

The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval.

If, at any time, the annualized expenses of Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense limitation ratios.

At December 31, 2017, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below are as follows:

Fund	June 30, 2020	December 31, 2017	Totals
Value Fund	$97,135	$76,131	$173,266
Growth Fund	61,862	42,414	104,276

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial

Semi-Annual Report | December 31, 201731

Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

statement preparation; (c) valuation of the Funds’ portfolio investments; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the six month period ended December 31, 2017, the Funds accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Value Fund	$66,528
Growth Fund	15,537

Certain officers and an Interested Trustee of the Funds are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Funds have adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Funds’ shares, or for other expenses associated with distributing the Funds’ shares. The Funds may expend up to 0.25% for Investor Class shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the six month period ended December 31, 2017, the Funds accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Value Fund	$18
Growth Fund	117

6. TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2017 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$20,520,565	$3,355,435	$(459,131)	$2,896,304
Growth Fund	24,442,157	767,783	(201,592)	566,191

32www.cogniosfunds.com

Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2017, the Funds’ most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
Value Fund	$309,786	$540,524	$4,376,633	$5,226,943
Growth Fund	383,201	3,241	170,957	557,399

As of June 30, 2017, the Funds had no capital loss carryforwards for federal income tax purposes.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed realized gains and paid-in capital on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of differing book/tax treatment of capital gains from sales of investments received from in-kind subscriptions. As of June 30, 2017, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Fund	Undistributed Net Realized Gain	Paid-in Capital
Value Fund	$3,104,712	$(3,104,712)
Growth Fund	134,265	(134,265)

The tax character of distributions paid by the Funds during the six month period ended December 31, 2017, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$3,538,592	$505,540
Growth Fund	3,241	490,469

The tax character of distributions paid by the Funds during the period from October 3, 2016 (commencement of operations) through June 30, 2017, were as follows.

Fund	Ordinary Income
Value Fund	$30,778
Growth Fund	2,888

Semi-Annual Report | December 31, 201733

Cognios Funds

Notes to the Financial StatementsDecember 31, 2017 (Unaudited)

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2017, the Value Fund and the Growth Fund had omnibus shareholder accounts which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

8. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Cognios Funds

Additional InformationDecember 31, 2017 (Unaudited)

34www.cogniosfunds.com

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. SHAREHOLDER TAX INFORMATION

The tax character of distributions paid by the Funds during the six month period ended December 31, 2017, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$3,538,592	$505,540
Growth Fund	3,241	490,469

Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

4. TRUSTEES

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 888-553-4233.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 per Fund each year plus $200 per Fund per Board or

Cognios Funds

Additional InformationDecember 31, 2017 (Unaudited)

Semi-Annual Report | December 31, 201735

committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$1,150	None	None	$2,300
Steve Poppen	1,150	None	None	2,300
Tobias Caldwell	1,150	None	None	2,300
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers two (2) series of shares.

2Figures are for the six month period ended December 31, 2017.

M3SIXTY FUNDS TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Cognios Capital, LLC

11250 Tomahawk Creek Parkway

Leawood, KS 66211

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

MUFG Union Bank®, N.A.

350 California Street

20th Floor

San Francisco, CA 94104

Must be accompanied or preceded by a prospectus.

The Cognios Funds are distributed by ALPS Distributors, Inc.

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual report to Shareholders of the Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, each a series of the M3Sixty Funds Trust, for the period ended December 31, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(1)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer,
Date: March 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer,
Date: March 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By: Justin Thompson
Principal Financial Officer
Date: March 5, 2018